SUPPLEMENT DATED OCTOBER 15, 2001
                 TO PROSPECTUS DATED MAY 1, 2001 FOR
                   INTEGRITY FUND OF FUNDS, INC.

I.  The third paragraph on page 20 is replaced with the following:

FUND SERVICE PROVIDERS
The custodian of the assets of the Fund is Wells Fargo Bank Minnesota, NA, Institutional Trust & Custody, MAC# N9310-060, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479. ND Resources, a wholly-owned subsidiary of ND Holdings, is the Fund's transfer agent. As transfer agent, ND Resources performs bookkeeping, data processing, accounting and other administrative services for the operation of the Fund, and the maintenance of shareholder accounts.

II. Under "Custodian" on page 22 is replaced with the following:

                                CUSTODIANS
                      Wells Fargo Bank Minnesota, NA
                           (Mutual Fund Accounts)
                      Institutional Trust & Custody
                               MAC# N9310-060
                       801 Nicollet Mall, Suite 700
                           Minneapolis, MN 55479

                        First Western Bank & Trust
                             (Retirement Plans)
                             900 South Broadway
                              Minot, ND 58701


                     SUPPLEMENT DATED OCTOBER 15, 2001
           TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001 FOR
                      INTEGRITY FUND OF FUNDS, INC.

I.  The sixth paragraph on page 17 is replaced with the following:

CUSTODIAN AND TRANSFER AGENT
Wells Fargo Bank Minnesota, NA, Institutional Trust & Custody, MAC# N9310-060, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479, serves as custodian for the Fund's portfolio securities and cash. ND Resources, Inc. ("ND Resources"), a wholly-owned subsidiary of ND Holdings, 1 North Main, Minot, North Dakota 58703, is the Fund's Transfer Agent. As Transfer Agent, ND Resources performs many of the Fund's clerical and administrative functions. For its services, the Fund pays ND Resources a monthly fee ranging from .16 of 1% of the net asset value of all the Fund's outstanding shares up to $10 million down to
 .09 of 1% for net assets in excess of $50 million. ND Resources also provides internal accounting and related services for the Fund, for which it is paid a monthly fee of $2,000 plus 0.05% of the Fund's average daily net assets on an annual basis for the first $50 million down to 0.01% for the net assets in excess of $500 million.